Leases - Schedule of Future Minimum Lease Payments Required under Finance Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease by lessee [line items]
Future minimum lease payments	$ 620,623	$ 558,027
Interest	97,934	96,230
Present value of minimum lease payments	525,187	466,367
Up to one year [member]
Disclosure of finance lease by lessee [line items]
Future minimum lease payments	46,274	39,016
Interest	16,180	14,524
Present value of minimum lease payments	45,416	38,407
One to five years [member]
Disclosure of finance lease by lessee [line items]
Future minimum lease payments	186,344	152,880
Interest	54,830	48,979
Present value of minimum lease payments	169,383	139,322
Over five years [member]
Disclosure of finance lease by lessee [line items]
Future minimum lease payments	388,005	366,131
Interest	26,924	32,727
Present value of minimum lease payments	$ 310,388	$ 288,638